Schedule of operating lease liabilities (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Right Of Use Assets And Lease Liabilities
Current	$ 128,669	$ 85,165
Non-current	203,909	332,578
Total	$ 332,578	$ 417,743